As filed with the Securities and Exchange Commission on August 28, 2026

File No. 333-261830

File No. 811-8537

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 7 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 75  ☒

Variable Annuity Account A of
Protective Life

(Exact Name of Registered Separate Account)

Protective Life and Annuity Insurance Company

(Name of Insurance Company)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Insurance Company’s Principal Executive Offices)

(205) 268-1000

(Insurance Company’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life and Annuity Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on ______ pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒ on November 2, 2026 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated November 2, 2026, to the Prospectus dated May 1, 2026, for the Protective Aspirations NY Variable Annuity contract

Issued by Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

This Supplement amends certain information in your variable annuity contract Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The SecurePay Protector “Roll-up” subsection of THE SECUREPAY RIDERS section is deleted and replaced with the following:

The SecurePay Protector “Roll-up”.

The SecurePay “Roll-up” feature is not available on the SecurePay Investor rider.

The SecurePay Protector rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.

When calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary;

2.	the SecurePay Anniversary Value on that Contract Anniversary; or

3.	the SecurePay Roll-up Value, which is equal to:

a.	the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.	the “roll-up” amount, which is equal to:

For SecurePay Protector riders issued on or after November 2, 2026:

i.	a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include additional Purchase Payments made from the Contract Issue Date through the last Valuation Date before the first Contract Anniversary when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 9 months later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

For SecurePay Protector riders issued before November 2, 2026:

i.	a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the Roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the Roll-up percentage (if applicable) to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value.

Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

Using a hypothetical 5.0% Roll-up percentage, on the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date (for riders issued before November 2, 2026) or from the Contract Issue Date through the last Valuation Date day before the first Contract Anniversary (for riders issued on or after November 2, 2026) and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary ($90,000);

2.	the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.	the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (a 5.0% “roll-up” amount)).

Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

The Roll-up Period begins on the Rider Issue Date and generally lasts for up to ten Contract Anniversaries where there has been an increase of the Benefit Base. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay Protector rider terminates (see “Terminating the SecurePay Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay Protector rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay Protector rider until the SecurePay Protector rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay Protector rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay Protector rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.

*   *   *

If you have any questions regarding this Supplement, please work with your financial professional or contact us toll free at 1-800-456-6330.

Prospectus

(Included in Registration’s Form N-4, File No. 333-261830, Accession No. 0001104659-26-047761 filed on April 23, 2026, Accession No. 0001104659-26-053807 filed on May 1, 2026, Accession No. 0001104659-26-098169 filed on August 18, 2026, and incorporated by reference herein.)

SAI

(Included in Registration’s Form N-4, File No. 333-261830, Accession No. 0001104659-26-047761 filed on April 23, 2026, and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits.

(a) Board of Directors Resolutions

(a) (1)  Resolution of the Board of Directors of Protective Life and Annuity Insurance Company (Formerly American Foundation Life Company) authorizing establishment of the Variable Account A of Protective Life is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(b) Custodial Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1)  Distribution Agreement between IDI and PLAIC is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on September 19, 2011.

(c) (2) Second Amended Distribution Agreement between IDI and PLAIC is incorporated herein by reference to the to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on April 29, 2014.

(c) (3) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-4 Registration Statement, (File No. 333-233415) filed with the Commission on August 22, 2019.

(d) Contracts (Including Riders and Endorsements)

(d) (1) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (2) Contract Schedule for Individual Contracts is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (3) Guaranteed Account Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (4) Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (5)  Qualified Retirement Plan Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (6) Roth IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (7) Traditional IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (8) Maximum Anniversary Value Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (9) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (10) Annuitization Bonus Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (11) SecurePay Investor Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on September 5, 2023.

(d) (12) SecurePay Protector Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830). filed with the Commission on September 5, 2023.

(d) (13) SecurePay Protector Rider – filed herein.

(e) Applications

(e) (1)  Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on February 6, 2015.

(e) (1) (i) Amended Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2025.

(f) Insurance Company's Certificate of Incorporation and By-Laws

(f) (1)  Charter of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (1) (i)  2005 Amended and Restated Articles of Incorporation of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(f) (2)  By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (2) (i)  2011 Amended and Restated By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(g) Reinsurance Contracts - Not applicable.

(h) Participation Agreements

(h) (1)  Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (1) (i)  Amendment dated March 15, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (1) (ii) Amendment dated April 1, 2024 to Participation Agreement (Alliance Bernstein)is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File 333-261830), filed with the Commission on April 24, 2024.

(h) (2)  Participation Agreement dated December 8, 2020 between PLAIC and American Century Investment Services, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (2) (i) Amendment dated April 1, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (2) (ii) Amendment dated March 30, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (3)  Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (3) (i)  Amendment dated November 30, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (3) (ii)  Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (3) (iii) Amendment dated April 29, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (3) (iv) Amendment dated April 1, 2025 to Participation Agreement (American Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2025.

(h) (4)  Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (4) (i)  Amendment dated April 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (4) (ii) Amendment dated April 1, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-238855), filed with the Commission on April 25, 2023.

(h) (5)  Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (5) (i)  Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (5) (ii)  Amendment dated December 10, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (5) (iii) Amendment dated March 10, 2022 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (6)  Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust I) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (6) (i)  Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (6) (ii) Amendment dated March 22, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (7)  Participation Agreement dated May 1, 2008 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (7) (i)  Amendment to Participation Agreement dated October 15, 2020 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (7) (ii) Amendment to Participation Agreement dated March 10, 2022 (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (8)  Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (8) (i)  Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (8) (ii)  Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (8) (iii) Amendment dated April 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (8) (iv) Amendment dated May 1, 2025 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-284719), filed with the Commission on September 24, 2025.

(h) (9)  Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (9) (i)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (9) (ii)  Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (9) (iii)  Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (9) (iv)  Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (9) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (9) (vi) Amendment dated April 23, 2024 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post Effective No. 3 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on July 19, 2024.

(h) (10)  Participation Agreement dated June 1, 2010 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (10) (i) Amendment dated March 22, 2022 to Participation Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (11)  Participation Agreement dated November 15, 2020 (Janus Aspen Series) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (11) (i) Amendment dated March 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (12)  Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (12) (i)  Amendment dated March 1, 2012 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (12) (ii)  Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (12) (iii)  Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on December 22, 2021.

(h) (12) (iv)  Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on December 22, 2021.

(h) (12) (v)  Amendment dated May 1, 2025 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-284719), filed with the Commission on September 24, 2025.

(h) (13)  Participation Agreement dated April 30, 2002 (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (13) (i)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (13) (ii) Amendment dated April 28, 2022 to Participation Agreement (Lord Abbett Series Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (14)  Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (14) (i)  Amendment dated October 1, 2020 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (14) (ii) Amendment dated March 22, 2022 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-238855), filed with the Commission on April 25, 2023.

(h) (15) Participation Agreement dated November 1, 2007 (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (15) (i) Amendment dated March 11, 2022 to Participation Agreement (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (15) (ii) Amendment dated October 5, 2020 to Participation Agreement (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (333-261830), filed with the Commission on July 14, 2023.

(h) (16)  Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (16) (i)  Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (16) (ii)  Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectus (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (16) (iii)  Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (16) (iv)  Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (16) (v) Amendment dated April 1, 2025 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2025.

(h) (17)  Participation Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (17) (i)  Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (17) (ii)  Amendment dated May 3, 2021 to Participation Agreement (T. Rowe Price) is incorporated herein by reference to the Form N-4 Registration Statement (File No.333-261830), filed with the Commission on December 22, 2021.

(h) (18) Participation Agreement dated May 1, 2023 (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 24, 2024.

(h) (18) (i) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 24, 2024.

(h) (18) (ii) Amendment dated April 24, 2026 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2026.

(h) (19) Participation Agreement dated April 29, 2025 (First Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2026.

(h) (20) Participation Agreement dated November 9, 2020 (Putnam Variable Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (20) (i)  Amendment dated November 9, 2020 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (20) (ii) Amendment dated September 21, 2022 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on April 25, 2023.

(h) (20) (iii) Amendment dated May 1, 2025 to Participation Agreement (Putnam Variable Trust) is incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333- 284719), filed with the Commission on September 24, 2025.

(h) (20) (iv) Amendment dated April 29, 2026 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2026.

(i) Administrative Contracts - Not Applicable

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion and Consent of Bradford Rodgers, Esq is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with Commission on December 22, 2021.

(l) Other Opinions

(l) (1) Consents of KPMG LLP - to be filed by amendment.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectus -filed herein. .

(p) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on April 23, 2026.

(q) Letter regarding Change in Certifying Accountant- Not Applicable.

(r) Historical Current Limits on Index Gains – Not Applicable

Item 28. Directors and Officers of the Insurance Company.

Name and Principal Business Address*	Position and Offices with Insurance Company
Adams, D. Scott	Executive Vice President, Chief Transformation and Strategy Officer
Barkson, Carl	Vice President, Head of Corporate Tax
Bern, Leigh B.	Senior Vice President and Chief Financial Actuary
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Byrd, Kenneth	Senior Vice President, Operations
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Cropenbaker, John	Senior Vice President, Executive Benefits Markets
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy K.	Executive Vice President, and Chief Human Resources Officer
Hardeman, James	Senior Vice President, Financial Planning and Analysis
Harrison, Wade V.	Vice Chairman, Chief Operating Officer, and Director
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kolmin, Russell	Senior Vice President and Chief Product Officer
Lassiter, Frank Q.	Vice President, Head of Treasury and Treasurer
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lebel, Dominique	Senior Vice President and Chief Risk Officer
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Peevy, Melinda	Vice President, Managing Counsel, and Secretary
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Ray, Webster M.	Senior Vice President, Investments
Seurkamp, Aaron C.	Senior Vice President, and President, Protection and Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Wells, Paul R.	President, Chief Financial Officer, and Director
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account.

The Registered Separate Account is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Daiichi Life Group, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Daiichi Life Group, Inc., please refer to the organizational chart that is incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 19, 2026.

Item 30. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter.

(a) Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, Variable Annuity Account A of Protective Life, Protective NY Variable Separate Account, PLICO Variable Annuity Account S, PLAIC Variable Annuity Account S, Protective COLI VUL, Protective NY COLI VUL and Protective Acquired Variable Annuity Separate Account.

(b) For information with respect to the officers and directors of IDI, reference is made to Form BD, SEC File No. 008-46802, which is herein incorporated by reference. This information can be found at https://brokercheck.finra.org/firm/summary/35490.

(c) The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

This product does not offer any Index-Linked Options and/or fixed Options subject to a Contract Adjustment.

Item 32. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life and Annuity Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services.

All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 34. Fee Representation

Variable Annuity Account A of Protective Life, the Registered Separate Account and Protective Life and Annuity Insurance Company ("Protective Life"), the company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life and Annuity Insurance Company ("Protective Life").

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 28, 2026. .

VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

By:	*
Paul R. Wells, President
Protective Life and Annuity Insurance Company

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

By:	*
Paul R. Wells, President
Protective Life and Annuity Insurance Company

As required by the Securities Act of 1933, this Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, Chief Executive Officer,	*
Richard J. Bielen		and Director
(Principal Executive Officer)

*		Vice Chairman, Chief Operating Officer,	*
Wade V. Harrison		and Director

*		President, Chief Financial Officer, and Director	*
Paul R. Wells		(Principal Accounting and Financial Officer)

*BY:	/S/ BRANDON J. CAGE		August 28, 2026
Brandon J. Cage
Attorney-in-Fact

Exhibit List

(d) (13) SecurePay Protector Rider

(o) Form of Initial Summary Prospectus